Post-Employment Obligation - Disclosure Of Consolidated Actuarial Information (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Adjustment to asset ceiling	R$ 4,989	R$ 4,186	R$ 4,242	R$ 3,253
Pension plans and retirement supplement plans [member]
Disclosure of defined benefit plans [line items]
Fair value of plan assets	(9,063)	(8,546)	(8,128)	(6,703)
Health plan [member]
Disclosure of defined benefit plans [line items]
Adjustment to asset ceiling	2,344	1,809	1,711	1,323
Dental plan [member]
Disclosure of defined benefit plans [line items]
Adjustment to asset ceiling	48	38	R$ 38	R$ 30
Actuarial assumptions [Member]
Disclosure of defined benefit plans [line items]
Present value of funded obligations	13,892	12,663
Fair value of plan assets	(9,062)	(8,546)
Adjustment to asset ceiling	4,989	4,186
Actuarial assumptions [Member] | Initial net liabilities [member]
Disclosure of defined benefit plans [line items]
Adjustment to asset ceiling	4,830	4,117
Actuarial assumptions [Member] | Adjustment to asset ceiling [member]
Disclosure of defined benefit plans [line items]
Adjustment to asset ceiling	159	69
Actuarial assumptions [Member] | Pension plans and retirement supplement plans [member]
Disclosure of defined benefit plans [line items]
Present value of funded obligations	11,073	10,545
Fair value of plan assets	(9,062)	(8,546)
Adjustment to asset ceiling	2,170	2,068
Actuarial assumptions [Member] | Pension plans and retirement supplement plans [member] | Initial net liabilities [member]
Disclosure of defined benefit plans [line items]
Adjustment to asset ceiling	2,011	1,999
Actuarial assumptions [Member] | Pension plans and retirement supplement plans [member] | Adjustment to asset ceiling [member]
Disclosure of defined benefit plans [line items]
Adjustment to asset ceiling	159	69
Actuarial assumptions [Member] | Health plan [member]
Disclosure of defined benefit plans [line items]
Present value of funded obligations	2,344	1,809
Adjustment to asset ceiling	2,344	1,809
Actuarial assumptions [Member] | Health plan [member] | Initial net liabilities [member]
Disclosure of defined benefit plans [line items]
Adjustment to asset ceiling	2,344	1,809
Actuarial assumptions [Member] | Dental plan [member]
Disclosure of defined benefit plans [line items]
Present value of funded obligations	48	39
Adjustment to asset ceiling	48	39
Actuarial assumptions [Member] | Dental plan [member] | Initial net liabilities [member]
Disclosure of defined benefit plans [line items]
Adjustment to asset ceiling	48	39
Actuarial assumptions [Member] | Life insurance [member]
Disclosure of defined benefit plans [line items]
Present value of funded obligations	427	270
Adjustment to asset ceiling	427	270
Actuarial assumptions [Member] | Life insurance [member] | Initial net liabilities [member]
Disclosure of defined benefit plans [line items]
Adjustment to asset ceiling	R$ 427	R$ 270